Post employment benefits - Defined benefit plans (Details) € in Millions, £ in Millions			12 Months Ended
	Sep. 04, 2020 GBP (£)	Sep. 04, 2020 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)
Defined benefit pension plan
Post employment benefits
Plan (deficit) or surplus			€ 378	€ (336)
Contributions to be paid in next fiscal year			49
Vodafone UK plan | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus					£ (78)	€ (90)
Vodafone section
Post employment benefits
Plan (deficit) or surplus			233	(159)
Contribution to plan by employer due to deficit in actuarial valuation	£ 80	€ 90
Vodafone section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus					(173)	(200)
CWW section
Post employment benefits
Plan (deficit) or surplus			€ 285	€ 60
CWW section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus					£ 95	€ 110